Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Assets held for sale	$ 260	$ 90
Prepaid expenses	142	148
Income taxes receivable	0	85
Other	20	42
Total other current assets	$ 422	$ 365